DEFERRED GAINS AND OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred gains on sale and leasebacks	$ 9.1	$ 19.6
Deferred revenue and contract liabilities	134.1	99.7
Share-based compensation obligations	75.4	75.4
Contingent consideration arising on business combinations	11.9	11.0
Interest payable	15.1	9.5
Purchase options	6.4	6.2
Other	15.0	8.5
Other non-current liabilities	$ 267.0	$ 229.9	$ 217.8	$ 217.8